Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure of deposits from customers [line items]
Demand	$ 101,666
Notice	552,844
Term	332,573
Total	987,083	$ 966,143
Personal [member]
Disclosure of deposits from customers [line items]
Demand	13,714
Notice	419,240
Term	56,729
Total	489,683	477,644
Bank Deposits [member]
Disclosure of deposits from customers [line items]
Demand	9,163
Notice	155
Term	10,351
Total	19,669	16,712
Business and government [member]
Disclosure of deposits from customers [line items]
Demand	78,789
Notice	133,449
Term	153,753
Total	365,991	357,083
Trading deposits [member]
Disclosure of deposits from customers [line items]
Term	53,974
Total	53,974	114,704
Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term	57,766
Total	57,766
Canada [member]
Disclosure of deposits from customers [line items]
Total	562,513
Canada [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	225,858
Canada [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	12,811
Canada [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	266,014
Canada [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	26,119
Canada [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	31,711
United States [member]
Disclosure of deposits from customers [line items]
Total	398,634
United States [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	263,795
United States [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	74
United States [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	96,320
United States [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	16,270
United States [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	22,175
International [member]
Disclosure of deposits from customers [line items]
Total	25,936
International [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	30
International [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	6,784
International [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	3,657
International [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	11,585
International [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	3,880
Domestic Offices [member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [line items]
Total	40,562	42,402
Domestic Offices [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	521,951	505,295
Foreign Offices [member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [line items]
Total	53,524	54,488
Foreign Offices [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	370,365	362,890
US federal funds deposited [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	$ 681	$ 1,068